Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) - Narrative (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Increase in unbilled services (unbilled revenue)	$ (15,771)
Decrease in unearned revenue (payments on account)	155,734
Increase in net balance	171,505
Revenue, remaining performance obligation	$ 14,300,000	$ 13,500,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-10-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation percentage	51.00%
Revenue, remaining performance obligation, expected timing of satisfaction, period	12 months